Details of Significant Accounts - Summary of Provisions Decommissioning Liabilities (Details) - 12 months ended Dec. 31, 2018 - Provision for Decommissioning Restoration and Rehabilitation Costs
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 6,922
Used during the year	0
Ending balance	$ 6,922	$ 226